Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Summary of Short-term Derivative Contracts

Transaction	Type Contract	Notional amount in USD as of December 31, 2024	Outstanding balance as of December 31, 2024 - Derivative financial assets / (liabilities)"	Outstanding notional amount as of December 31, 2023	Outstanding balance as of December 31, 2023 - Derivative financial assets / (liabilities)
Assets
Buy EUR
US Dollar	Futures Contract	—	—	29,114	480
Buy USD
Mexican Peso	Futures Contract	9,780	287	—	—
South African Rand	Futures Contract	13,870	727	—	—
Mexican Peso	Forward	9,899	256	—	—
Moroccan Dirham	Forward	4,482	35	—	—
South African Rand	Forward	26,961	749	—	—
Brazilian Real	Non-delivery forwards	17,682	378
Indian Rupee	Non-delivery forwards	176	1	—	—
Argentine Peso	Non-delivery forwards	—	—	3,400	7
Egyptian Pound	Non-delivery forwards	—	—	20,865	1,479
Sell EUR
US Dollar	Futures Contract	(18,065)	152	—	—
Sell USD
South African Rand	Forward	—	—	(2,345)	12
Argentine Peso	Futures Contract	(1,000)	252	—	—
Brazilian Real	Non-delivery forwards	(7,707)	37	—	—
Peruvian Sol	Non-delivery forwards	—	—	(1,252)	62
Total			2,874		2,040

Liabilities
Buy EUR
Moroccan Dirham	Forward	—	—	1,490	(51)
US Dollar	Forward	3,383	(13)	—	—
US Dollar	Futures Contract	39,223	(547)	—	—
Buy USD
Chilean Peso	Forward	15,979	(29)	—	—
United Arab Emirates Dirham	Forward	133	(0)	—	—
South African Rand	Forward	—	—	8,128	(230)
Saudi Riyal	Forward	6,755	(11)	—	—
Moroccan Dirham	Forward	—	—	6,263	(240)
Uruguayan peso	Forward	5,392	(71)	—	—
Argentine Peso	Futures Contract	1,900	(232)	—	—
Brazilian Reais	Non-delivery forwards	—	—	3,715	(30)
Chilean Peso	Non-delivery forwards	—	—	19,874	(174)
Uruguayan Peso	Non-delivery forwards	—	—	2,552	(48)
Indian Rupee	Non-delivery forwards	—	—	2,397	(7)
Peruvian Sol	Non-delivery forwards	—	—	1,200	(67)
Vietnamese Dong	Non-delivery forwards	6,334	(7)	4,054	(32)
Argentine Peso	Non-delivery forwards	37,200	(4,968)	—	—
Nigerian Naira	Non-delivery forwards	2,000	(33)	—	—
Egyptian Pound	Non-delivery forwards	8,965	(96)	—	—
Sell EUR
Moroccan Dirham	Forward	—	—	(3,274)	(28)
US Dollar	Non-delivery forwards	—	—	(6,323)	(40)
Sell USD
Indian Rupee	Non-delivery forwards	—	—	(950)	(1)
South African Rand	Forward	(6,654)	(104)	—	—
South African Rand	Futures Contract	(6,662)	(116)	—	—
Total			(6,227)		(948)

	2024	2023	2022
Net gain on foreign currency forwards recognized in ‘Costs of Services’ (Note 6)	13,461	17,433	14,559
Net loss on foreign currency forwards recognized in ‘Finance Costs’ (Note 11)	(19,462)	(28,013)	(18,763)